7. Equity instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Instruments Nontrading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss [Abstract]
Balance at beginning of year	R$ 157,306	R$ 40,986	R$ 1,106,637
Net additions (disposals)	(85,133)	(6,118)	(1,034,219)
Valuation adjustments		122,438	(31,432)
Balance at end of year	R$ 72,173	R$ 157,306	R$ 40,986